October 28, 2024	Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Tortoise Energy Infrastructure Corporation (the “Registrant”) Pre-Effective Amendment No. 2 to Registration Statement on Form N-14 File No. 333-281990

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of shares of the Registrant in connection with the merger of Tortoise Midstream Energy Fund, Inc. with and into a wholly-owned subsidiary of the Registrant (the “Merger”).

The Amendment incorporates revisions to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on October 21, 2024 relating to the issuance of shares in connection with the Merger (the “Registration Statement”) in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on October 23, 2024 and October 24, 2024 with respect to the Registration Statement (as addressed in separate correspondence to the staff dated October 28, 2024).

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Deborah B. Eades
Deborah B. Eades
Shareholder

cc:	Jacob C. Tiedt, Shareholder, Vedder Price P.C.

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